Accrued expenses and other liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
Accrued expenses and other current liabilities consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
Salaries and benefits payables	14,547	10,669
Taxes payable	22,219	10,569
Product warranties	8,233	8,798
Accrued costs of the Merger	6,900	6,900
Other payables and accrued charges*	36,976	42,281
Accrued expenses and other current liabilities	88,875	79,217
*Other payables and accrued charges primarily include payables for research and development expenses, purchases of property, equipment and software and service fees.

Schedule of changes in product warranties
The following table provides a reconciliation of changes in the product warranties:

	As of December 31,	As of June 30,
	2025	2026
Balance at the beginning of the year/period	21,861	26,037
Additions	8,922	3,520
Settlements	(5,967)	(3,022)
Foreign currency translation adjustment	1,221	740
Balance at the end of the year/period	26,037	27,275
Including:
Current portion of warranty included in “Accrued expenses and other current liabilities”	8,233	8,798
Noncurrent portion of warranty included in “Provisions”	17,804	18,477